CECL (Details 15)	12 Months Ended
	Dec. 31, 2021 year	Dec. 31, 2020
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Number of Macroeconomic Scenarios	3
Reasonable Supportable Forecast Period Macroeconomic Factors, Years	5
Scenario, Macroeconomic scenario, Downside [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Macroeconomic Scenario Probability, in percent	40.00%	40.00%
Scenario, Macroeconomic scenario, Downside, Forecast, One year [Member] | Real GDP growth rate (%YoY) [Member] | Eurozone [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	(0.70%)	0.30%
Scenario, Macroeconomic scenario, Downside, Forecast, One year [Member] | Real GDP growth rate (%YoY) [Member] | SWITZERLAND [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	(0.40%)	0.10%
Scenario, Macroeconomic scenario, Downside, Forecast, One year [Member] | Real GDP growth rate (%YoY) [Member] | UNITED STATES [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	0.10%	0.50%
Scenario, Macroeconomic scenario, Downside, Forecast, One year [Member] | Real GDP growth rate (%YoY) [Member] | UNITED KINGDOM [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	(0.90%)	1.50%
Scenario, Macroeconomic scenario, Downside, Forecast, One year [Member] | Industrial production (%YoY) [Member] | World [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	0.00%	2.40%
Scenario, Macroeconomic scenario, Downside, Forecast, Two years [Member] | Real GDP growth rate (%YoY) [Member] | Eurozone [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	1.40%	2.80%
Scenario, Macroeconomic scenario, Downside, Forecast, Two years [Member] | Real GDP growth rate (%YoY) [Member] | SWITZERLAND [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	0.30%	0.80%
Scenario, Macroeconomic scenario, Downside, Forecast, Two years [Member] | Real GDP growth rate (%YoY) [Member] | UNITED STATES [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	1.40%	2.00%
Scenario, Macroeconomic scenario, Downside, Forecast, Two years [Member] | Real GDP growth rate (%YoY) [Member] | UNITED KINGDOM [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	1.00%	2.20%
Scenario, Macroeconomic scenario, Downside, Forecast, Two years [Member] | Industrial production (%YoY) [Member] | World [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	2.00%	2.90%
Scenario, Macroeconomic scenario, Baseline [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Macroeconomic Scenario Probability, in percent	50.00%	50.00%
Scenario, Macroeconomic scenario, Baseline, Forecast, One year [Member] | Real GDP growth rate (%YoY) [Member] | Eurozone [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	3.80%	4.60%
Scenario, Macroeconomic scenario, Baseline, Forecast, One year [Member] | Real GDP growth rate (%YoY) [Member] | SWITZERLAND [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	2.50%	3.60%
Scenario, Macroeconomic scenario, Baseline, Forecast, One year [Member] | Real GDP growth rate (%YoY) [Member] | UNITED STATES [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	3.80%	3.60%
Scenario, Macroeconomic scenario, Baseline, Forecast, One year [Member] | Real GDP growth rate (%YoY) [Member] | UNITED KINGDOM [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	5.00%	6.40%
Scenario, Macroeconomic scenario, Baseline, Forecast, One year [Member] | Industrial production (%YoY) [Member] | World [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	3.00%	5.50%
Scenario, Macroeconomic scenario, Baseline, Forecast, Two years [Member] | Real GDP growth rate (%YoY) [Member] | Eurozone [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	2.30%	3.20%
Scenario, Macroeconomic scenario, Baseline, Forecast, Two years [Member] | Real GDP growth rate (%YoY) [Member] | SWITZERLAND [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	1.90%	2.80%
Scenario, Macroeconomic scenario, Baseline, Forecast, Two years [Member] | Real GDP growth rate (%YoY) [Member] | UNITED STATES [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	1.90%	4.10%
Scenario, Macroeconomic scenario, Baseline, Forecast, Two years [Member] | Real GDP growth rate (%YoY) [Member] | UNITED KINGDOM [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	3.30%	4.00%
Scenario, Macroeconomic scenario, Baseline, Forecast, Two years [Member] | Industrial production (%YoY) [Member] | World [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	3.00%	4.30%
Scenario, Macroeconomic scenario, Upside [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Macroeconomic Scenario Probability, in percent	10.00%	10.00%
Scenario, Macroeconomic scenario, Upside, Forecast, One year [Member] | Real GDP growth rate (%YoY) [Member] | Eurozone [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	4.20%	7.80%
Scenario, Macroeconomic scenario, Upside, Forecast, One year [Member] | Real GDP growth rate (%YoY) [Member] | SWITZERLAND [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	4.30%	5.40%
Scenario, Macroeconomic scenario, Upside, Forecast, One year [Member] | Real GDP growth rate (%YoY) [Member] | UNITED STATES [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	4.50%	5.20%
Scenario, Macroeconomic scenario, Upside, Forecast, One year [Member] | Real GDP growth rate (%YoY) [Member] | UNITED KINGDOM [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	7.80%	10.90%
Scenario, Macroeconomic scenario, Upside, Forecast, One year [Member] | Industrial production (%YoY) [Member] | World [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	4.40%	8.60%
Scenario, Macroeconomic scenario, Upside, Forecast, Two years [Member] | Real GDP growth rate (%YoY) [Member] | Eurozone [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	2.70%	3.90%
Scenario, Macroeconomic scenario, Upside, Forecast, Two years [Member] | Real GDP growth rate (%YoY) [Member] | SWITZERLAND [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	2.80%	4.50%
Scenario, Macroeconomic scenario, Upside, Forecast, Two years [Member] | Real GDP growth rate (%YoY) [Member] | UNITED STATES [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	2.40%	5.10%
Scenario, Macroeconomic scenario, Upside, Forecast, Two years [Member] | Real GDP growth rate (%YoY) [Member] | UNITED KINGDOM [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	3.90%	5.70%
Scenario, Macroeconomic scenario, Upside, Forecast, Two years [Member] | Industrial production (%YoY) [Member] | World [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	3.70%	5.90%